Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	SEI ASSET ALLOCATION TRUST
Central Index Key	0001003632
Amendment Flag	false
Document Creation Date	Jul. 28, 2017
Document Effective Date	Jul. 29, 2017
Prospectus Date	Jul. 31, 2017
Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SNSAX
Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	STDAX
Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SVSAX
Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SMGAX
Class F Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SMOAX
Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SXMAX
Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SSGAX
Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SISAX
Class F Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SOKAX
Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SKTAX
Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SRWAX
Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SGOAX
Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Prospectus:
Trading Symbol	SSTDX
Class D Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS D
Prospectus:
Trading Symbol	SMSDX
Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Prospectus:
Trading Symbol	SASDX
Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Prospectus:
Trading Symbol	SMKDX
Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SEDIX
Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SICIX
Class I Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SMSIX
Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SEAIX
Class I Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SCMSX
Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Prospectus:
Trading Symbol	SMGSX